YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

GENERAL MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to report the performance for General Money Market Fund, Inc. for the 12-month period ended November 30, 1998, as shown in the following table:

                                               YIELD          EFFECTIVE YIELD*
                                              _______           _____________

  Class A Shares . .. . . . . . .              4.88%                 4.98%

  Class B Shares . .. . . . . . .              4.68%                 4.78%

ECONOMIC REVIEW

  During 1998, the main regions of the world had very different economic fundamentals. The U.S. entered the year with a strong economy near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve Board to contemplate a rise in interest rates early in the year. The U.S. economy cooled enough over the months that the Fed decided to stand pat. Evidence of economic cooling continued to accumulate and worries about the world economy intensified. Financial stresses pushed the Fed to ease beginning in September. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower level established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plants and labor. In Asia, weak economies were pervasive as a result of the Asian financial crisis. The Latin American economies weakened as the financial stresses spread throughout that region.

  A main influence on the U.S. economy this year was the foreign financial crisis and cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The drop in inflation helped the consumer sector as more of the growth in consumer income was left over after inflation to buy goods and services. Consumers benefited from a combination of good growth in real income, a strong labor market and past increases in the prices of assets they owned.

  The negative effect of Asian weakness was felt in the industrial sector more than the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and paper) and exports. One result of the industrial weakness was to cool off a U.S. economy that had been growing rapidly.

  The major change in the economic outlook over recent months has been a downward shift in expectations for world economic growth. A credit crunch developed in emerging countries and former communist countries, sharply reducing the economic outlook for Asia and Latin America as well as for commodity-exporting countries throughout the world. The effect on Europe and the U.S. has been to lower expectations of profit growth and drive down bond yields. Monetary policy has begun to ease in Europe as well as the U.S.

  Evidence of a weaker world economy accumulated as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long-Term Capital Management hedge fund crisis through early October. However, proactive steps were taken to stabilize the Japanese banks, design a support package for Brazil and ease monetary policy. There appears to be a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

MARKET ENVIRONMENT/PORTFOLIO FOCUS

  The economic forces described above drove down interest rates in late summer and early fall. While there has been a recent modest increase, rates have now broken out of the narrow band that prevailed earlier in the year.

  The flight to safety that was prompted by economic worries around the globe generated very high demand for U.S. Treasury securities in the longer maturities. This drove down yields but money market rates remained strong, causing an inverted yield curve for a while.

In recent weeks, investors appeared to become more confident with the economic outlook. The result was an unwinding of large portions of the positions taken as a result of the search for investment safety. Consequently, the yield curve, which measures the relationship between long- and short-term securities, returned to a more positive or more normal pattern.

  At present, prices and rates in the money market are more reflective of underlying economic forces than of investor fears of global financial turmoil. This of course, is constructive for investors in short-term money market instruments.

The fact that the Federal Reserve Open Market Committee lowered interest rates three times since late September has been a strong confidence-building factor in the markets. Currently, the market expects the Fed to continue its bias toward accommodation as economic conditions dictate.

  Taking all this into account, we continue to maintain a somewhat longer average maturity than the average for other funds. This is intended to position the Fund in the event of further downward moves in market yields.

               Sincerely,

               [Patricia A. Larkin  signature]




               Patricia A. Larkin

               Senior Portfolio Manager

December 18, 1998
New York, N.Y.

* Effective yield takes into account the effect of compounding and is based upon dividends declared daily and reinvested monthly.

GENERAL MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                    NOVEMBER 30, 1998

                                                                                                   Principal

Negotiable Bank Certificates of Deposit--24.2%                                                      Amount           Value
-------------------------------------------------------                                         _____________   _______________
Bankers Trust Co.

   6.00%, 12/10/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  50,000,000  $     50,000,118

Bank of Nova Scotia (Yankee)

   5.12%, 4/6/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         30,000,000        30,001,023

Credit Agricole Indosuez S.A. (Yankee)

   4.87%-5.12%, 4/16/99-5/26/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . .         49,000,000        49,001,679

Creditanstalt-Bankverein (Yankee)

   4.86%-5.77%, 4/16/99-5/26/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . .         75,000,000        74,981,418

Credit Suisse First Boston (Yankee)

   4.86%, 4/14/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        50,000,000

Deutsche Bank AG  (Yankee)

   5.61%-5.70%, 2/26/99-3/22/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        49,993,706

Generale Bank (Yankee)

   5.00%, 11/17/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        49,986,081

Istituto Bancario San Paolo Di Torino

   5.74%-5.75%, 7/20/99-7/28/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        100,000,000        99,965,360

Norddeutsche Landesbank Girozentrale (Yankee)

   5.12%, 4/6/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         30,000,000        30,044,487

Societe Generale (Yankee)

   5.77%-5.85%, 4/6/99-5/28/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         60,000,000        59,984,903

Skandinaviska Enskilda Banken (Yankee)

   4.88%, 6/4/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        100,000,000       100,000,000

SwedBank (Yankee)

   5.29%-5.73%, 3/26/99-7/12/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         55,000,000        55,021,124

Swiss Bank Corp. (Yankee)

   5.74%, 3/5/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         40,000,000        39,995,558

Westdeutsche Landesbank Girozentrale (Yankee)

   5.04%, 4/13/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        50,000,000
                                                                                                                _______________

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

   (cost $788,975,457) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      $   788,975,457
                                                                                                                ===============


Commercial Paper--39.0%
-------------------------------------------------------

ABN-AMRO North America Finance Inc.

   5.00%, 4/23/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  50,000,000  $     49,026,806

Associates Corp. of North America

   5.45%, 12/1/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        25,000,000

BT Alex Brown Inc.

   5.73%, 12/24/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000        19,929,722

Bear Stearns Companies Inc.

   5.66%, 12/1/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000        20,000,000

Canadian Imperial Holdings Inc.

   4.89%, 4/26/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        49,032,344

Daimler-Benz North America Corp.

   4.90%-5.04%, 3/12/99-4/28/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         74,250,000        73,074,249

GENERAL MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                     NOVEMBER 30, 1998

                                                                                                   Principal
Commercial Paper (continued)                                                                        Amount           Value
-------------------------------------------------------                                         _____________   _______________

Den Danske Corp. Inc.

   5.12%, 4/1/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  25,000,000  $     24,580,281

Den Norske Bank ASA

   5.12%, 5/12/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        48,877,250

FINOVA Capital Corp.

   5.70%-5.74%, 2/19/99-2/25/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        115,000,000       113,562,490

Generale Bank Inc.

   5.65%-5.66%, 12/2/98-12/7/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        100,000,000        99,946,528

General Electric Capital Corp.

   5.37%-5.66%, 3/1/99-6/4/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        150,000,000       147,415,750

HSBC Americas Inc.

   5.12%, 9/2/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         45,000,000        43,312,160

Heller Financial Inc.

   5.40%-5.76%, 12/16/98-4/5/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         85,000,000        84,401,667

Hertz Corp.

   5.64%, 12/11/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        49,923,194

Lehman Brothers Holdings Inc.

   4.91%-5.78%, 2/1/99-2/8/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         35,000,000        34,809,178

Merrill Lynch & Co. Inc.

   5.66%-5.71%, 1/19/99-3/26/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         95,000,000        93,992,009

Morgan (J.P.) Co. Inc.

   5.63%, 12/1/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        50,000,000

Spintab AB

   5.09%-5.70%, 12/15/98-6/30/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        145,000,000       143,629,782

SwedBank Inc.

   5.10%-5.54%, 2/5/99-5/17/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        105,000,000       103,323,821
                                                                                                                _______________

TOTAL COMMERCIAL PAPER

   (cost $1,273,837,231) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $1,273,837,231
                                                                                                                 ==============


Bank Notes--13.6%
-------------------------------------------------------

Abbey National PLC

   5.37%, 6/1/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  35,000,000  $     35,032,333

BankBoston, N.A.

   4.96%, 12/10/98 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000        20,000,000

First Union National Bank

   4.83%-5.21%, 4/30/99-9/24/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . .        150,000,000       150,004,014

NationsBank N.A.

   4.87%, 8/3/99-8/6/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        100,000,000        99,973,662

PNC Bank N.A.

   4.85%-4.87%,  4/28/99-5/21/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . .        120,000,000       119,973,873

Societe Generale

   4.88%, 2/23/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000        19,998,205
                                                                                                                _______________

TOTAL BANK NOTES

   (cost $444,982,087) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      $   444,982,087
                                                                                                                ===============

GENERAL MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        NOVEMBER 30, 1998

                                                                                                  Principal
Corporate Notes--15.2%                                                                              Amount            Value
-------------------------------------------------------                                         _____________    _______________

BankBoston, N.A.

   4.91%, 1/11/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   10,000,000  $       9,999,568

Bankers Trust Co.

   4.87%, 4/9/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         65,000,000        64,991,126

CIT Group Holdings Inc.

   4.88%-4.97%, 9/29/99-11/2/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . .         75,000,000        74,978,576

Heller Financial Inc.

   5.00%-5.05%, 4/13/99-9/8/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .         40,000,000        40,000,000

IBM Credit Corp.

   4.85%, 6/18/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        49,984,034

Key Bank N.A.

   4.86%, 4/16/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         45,000,000        44,990,107

Lehman Brothers Holdings Inc.

   5.05%, 1/13/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000        20,000,000

Merrill Lynch & Co. Inc.

   4.92%, 10/13/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        25,000,000

NationsBank N.A.

   4.86%, 4/27/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        49,994,160

Paine Webber Group Inc.

   4.95%-5.52%, 1/4/99-7/29/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .         65,000,000        65,016,625

Salomon Smith Barney Holdings Inc.

   5.00%, 10/28/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        50,000,000
                                                                                                                _______________

TOTAL CORPORATE NOTES

   (cost $494,954,196) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      $   494,954,196
                                                                                                                ===============


Promissory Notes--4.8%
-------------------------------------------------------

Goldman Sachs Group L.P.

  4.95%-5.25%, 2/8/99-8/6/99 (b,c)

   (cost $155,000,000) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $ 155,000,000   $   155,000,000
                                                                                                                ===============

U.S. Government Agencies--1.5%
-------------------------------------------------------

Federal National Mortgage Association, Floating Rate Notes

  4.83%, 12/1/99 (a)

   (cost $50,000,000)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   50,000,000  $     50,000,000
                                                                                                               ================

Repurchase Agreements--.3%
-------------------------------------------------------

Goldman Sachs Group L.P.

  dated 11/30/98, due 12/1/98 in the amount of $11,001,589

  (fully collateralized by $11,075,000 U.S. Treasury Notes

  5.875%, due 3/31/99, value $11,232,492)

   (cost $11,000,000)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   11,000,000  $     11,000,000
                                                                                                               ================

GENERAL MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        NOVEMBER 30, 1998

                                                                                                 Principal
Time Deposits--1.9%                                                                                Amount           Value
-------------------------------------------------------                                         _____________   _______________

Berliner Handels-und Frankforter Bank AG (Grand Cayman)

   5.19%, 12/1/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   11,908,000  $     11,908,000

Westdeutsche Landesbank Girozentrale (Grand Cayman)

   5.50%, 12/1/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        50,000,000
                                                                                                                _______________

TOTAL TIME DEPOSITS

   (cost $61,908,000)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     $     61,908,000
                                                                                                               ================


TOTAL INVESTMENTS

   (cost $3,280,656,971) . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100.5%                      $3,280,656,971
                                                                                   _______                       ==============


LIABILITIES, LESS CASH AND RECEIVABLES . . . . . . . . . . . . . . . . . . . . .      (.5%)                   $    (17,618,727)
                                                                                   _______                      _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100.0%                      $3,263,038,244
                                                                                   _______                      ===============

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Variable interest rate--subject to periodic change.

(b) These notes were acquired for investment, not with intent to distribute or sell.

(c) Securities restricted as to public resale. These securities were acquired from 10/8/98 to 11/10/98 at a cost of par value. At November 30, 1998, the aggregate value of these securities was $155 million representing approximately 4.8% of the Fund's net assets and are valued at amortized cost.

                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                         NOVEMBER 30, 1998

                                                                                                    Cost             Value
                                                                                              _______________  _______________
ASSETS:                          Investments in securities--See Statement of
                                   Investments--Note 1(b)  . . . . . . . . . . . . . . . .  $3,280,656,971       $3,280,656,971

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,868,806

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                           28,034,479

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                              161,153
                                                                                                                _______________

                                                                                                                  3,310,721,409
                                                                                                                _______________


LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                            1,183,991

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                              333,896

                                 Payable for investment securities purchased . . . . . . .                           43,312,160

                                 Payable for shares of Common Stock redeemed . . . . . . .                            2,199,024

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                              654,094
                                                                                                                _______________

                                                                                                                     47,683,165
                                                                                                                _______________


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $3,263,038,244
                                                                                                                _______________



REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                       $3,263,106,694

                                 Accumulated net realized gain (loss) on investments . . .                             (68,450)
                                                                                                                _______________


 NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $3,263,038,244
                                                                                                                 ==============

                                                 NET ASSET VALUE PER SHARE
                                            --------------------------------------

                                                                                               Class A             Class B
                                                                                            ________________    _______________

Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $    835,706,104     $2,427,332,140

Shares Outstanding . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       835,756,697      2,427,349,997


 NET ASSET VALUE PER SHARE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             $1.00              $1.00
                                                                                                       =====              =====


                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                          YEAR ENDED NOVEMBER 30, 1998

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . .                               $149,571,462

EXPENSES:                        Management fee--Note 2(a) . . . . . . . . . . . .        $  13,222,636

                                 Shareholder servicing costs--Note 2(c)  . . . . .            6,047,538

                                 Distribution fees--Note 2(b)  . . . . . . . . . .            5,289,054

                                 Registration fees . . . . . . . . . . . . . . . .              603,609

                                 Custodian fees  . . . . . . . . . . . . . . . . .              163,132

                                 Prospectus and shareholders' reports  . . . . . .              103,576

                                 Professional fees . . . . . . . . . . . . . . . .               52,028

                                 Director's fees and expenses--Note 2(d) . . . . .               38,365

                                 Miscellaneous . . . . . . . . . . . . . . . . . .               23,907

                                                                                         ______________

                                        Total Expenses . . . . . . . . . . . . . .           25,543,845


                                 Less--reduction in shareholder servicing costs due to
                                    undertaking--Note 2(c) . . . . . . . . . . . .           (1,046,213)

                                                                                         ______________


                                        Net Expenses . . . . . . . . . . . . . . .                                 24,497,632
                                                                                                                _____________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                125,073,830

NET REALIZED GAIN (LOSS) ON INVESTMENTS--Note 1(b) . . . . . . . . . . . . . . . .                                     36,653
                                                                                                                _____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . .                               $125,110,483
                                                                                                                 ============













                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                    Year Ended         Ten Months Ended        Year Ended
                                                                 November 30, 1998    November 30, 1997*    January 31, 1997
                                                               ___________________     ____________________  ________________
OPERATIONS:

   Investment income--net  . . . . . . . . . . . . . . . . . .    $   125,073,830     $     68,525,556      $     49,280,474

   Net realized gain (loss) on investments . . . . . . . . . .             36,653              (78,341)               (8,067)

                                                                 ________________      ________________       _________________

          Net Increase (Decrease) in Net Assets Resulting

             from Operations . . . . . . . . . . . . . . . . .        125,110,483           68,447,215            49,272,407

                                                                 ________________     ________________      ________________



DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net:

       Class A Shares  . . . . . . . . . . . . . . . . . . . .        (42,077,699)         (32,426,980)          (34,241,653)

       Class B Shares  . . . . . . . . . . . . . . . . . . . .        (82,996,131)         (36,098,576)          (15,038,821)

                                                                 ________________     ________________      ________________

          Total Dividends  . . . . . . . . . . . . . . . . . .       (125,073,830)         (68,525,556)          (49,280,474)

                                                                 ________________     ________________      ________________



CAPITAL STOCK TRANSACTIONS ($1.00 per share):

   Net proceeds from shares sold:
       Class A Shares  . . . . . . . . . . . . . . . . . . . .      5,634,804,053        5,481,588,637         6,572,669,153

       Class B Shares  . . . . . . . . . . . . . . . . . . . .      6,698,310,567        3,353,368,498         1,019,289,506

   Dividends reinvested:
       Class A Shares  . . . . . . . . . . . . . . . . . . . .         41,121,880           31,506,536            32,898,001

       Class B Shares  . . . . . . . . . . . . . . . . . . . .         80,819,334           35,189,462            14,154,018

   Cost of shares redeemed:
       Class A Shares  . . . . . . . . . . . . . . . . . . . .     (5,743,540,176)      (5,373,865,859)       (6,496,025,709)

       Class B Shares  . . . . . . . . . . . . . . . . . . . .     (5,582,959,197)      (2,526,588,101)         (714,679,626)

                                                                 ________________     ________________      ________________

          Increase (Decrease) in Net Assets from
             Capital Stock Transactions  . . . . . . . . . . .      1,128,556,461        1,001,199,173           428,305,343

                                                                 ________________     ________________      ________________


             Total Increase (Decrease) in Net Assets . . . . .      1,128,593,114        1,001,120,832           428,297,276



NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . .      2,134,445,130        1,133,324,298           705,027,022
                                                                 ________________     ________________      ________________

   End of Period . . . . . . . . . . . . . . . . . . . . . . .     $3,263,038,244       $2,134,445,130        $1,133,324,298
                                                                   ==============       ==============        ==============

*   The Fund changed its fiscal year end from January 31 to November 30.

                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained  below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                              Class A Shares

                                                ________________________________________________________________________

                                               Year Ended       Ten Months Ended

                                               November 30,        November 30,                 Year Ended January 31,

                                                                                          __________________________________

PER SHARE DATA:                                    1998               1997(1)             1997      1996      1995      1994
                                            _____________     ________________         ______     ______    ______    ______
   Net asset value, beginning of period  . .   $  1.00             $  1.00            $  1.00   $  1.00   $  1.00    $  1.00
                                                ______              ______             ______    ______    ______     ______

   Investment Operations:

   Investment income--net  . . . . . . . . .      .049                .041               .047      .053      .037      .025
                                                ______              ______             ______    ______    ______     ______

   Distributions:

   Dividends from investment income--net . .     (.049)              (.041)             (.047)    (.053)    (.037)     (.025)
                                                ______              ______             ______    ______    ______     ______

   Net asset value, end of period  . . . . .   $  1.00             $  1.00            $  1.00   $  1.00  $  1.00     $  1.00
                                               =======             =======            =======   =======  =======     =======


TOTAL INVESTMENT RETURN. . . . . . . . . . .      4.98%               4.99%(2)           4.81%     5.42%     3.75%      2.56%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . .     .77%                .88%(2)            .84%      .86%      .94%       .94%

   Ratio of net investment income

       to average net assets . . . . . . . .      4.88%               4.89%(2)           4.71%     5.28%     3.68%      2.53%

   Decrease reflected in above expense ratios
       due to undertakings by the Manager  .        --                 --                 --        .01%      .04%       .02%

   Net Assets, end of period (000's Omitted) . $835,706            $903,313           $764,119  $654,581  $572,116   $616,072
-----------------------------

(1) The Fund changed its fiscal year end from January 31 to November 30.
(2) Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained  below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                            Class B Shares
                                                                 _____________________________________________________________

                                                                Year Ended     Ten Months Ended

                                                               November 30,       November 30,        Year Ended January 31,
                                                                                                     ________________________

PER SHARE DATA:                                                    1998              1997(1)           1997           1996(2)
                                                              _____________    _________________       ______          ______

   Net asset value, beginning of period  . .                   $  1.00            $  1.00           $  1.00         $  1.00
                                                               _______            _______           _______         _______

   Investment Operations:

   Investment income--net  . . . . . . . . .                      .047               .039              .046            .043
                                                               _______            _______           _______         _______

   Distributions:

   Dividends from investment income--net . .                     (.047)             (.039)            (.046)          (.043)
                                                               _______            _______           _______         _______

   Net asset value, end of period  . . . . .                   $  1.00            $  1.00           $  1.00         $  1.00
                                                               =======            =======           =======         =======

TOTAL INVESTMENT RETURN. . . . . . . . . . .                      4.78%              4.83%(3)          4.65%           5.18%(3)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . .                    1.00%              1.00%(3)          1.00%           1.00%(3)

   Ratio of net investment income

       to average net assets . . . . . . . .                      4.66%              4.78%(3)          4.56%           5.00%(3)

   Decrease reflected in above expense ratios
       due to undertakings by the Manager  .                       .06%               .05%(3)           .07%            .07%(3)

   Net Assets, end of period (000's Omitted) . .            $2,427,332          $1,231,132         $369,205         $50,446
-----------------------------

(1) The Fund changed its fiscal year end from January 31 to November 30.
(2) From March 31, 1995 (commencement of initial offering) to January 31, 1996.
(3) Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  General Money Market Fund, Inc. (the "Fund" ) is registered under the Investment Company Act of 1940, as amended (the "Act") as a diversified open-end management investment company. The Fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital. The Dreyfus Corporation (the "Manager") serves as the Fund' s investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.

  Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund' s shares, which are sold to the public without a sales load. The Fund is authorized to issue 25 billion shares of $.01 par value Common Stock. The Fund currently offers two classes of shares: Class A (15 billion shares authorized) and Class B (10 billion shares authorized). Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and, in addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares.

  It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments are valued at amortized cost, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the Fund received net earnings credits of $840 during the period ended November 30, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

  The Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Fund' s Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

  (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends from investment income--net on each business day; such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution

GENERAL MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

  The Fund has an unused capital loss carryover of approximately $69,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 1998. If not applied, the carryover expires in fiscal 2005.

  At November 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

  (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the Fund' s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the value of the Fund's average net assets, the Fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 1998, there was no expense reimbursement pursuant to the Agreement.

  (B) Under the Service Plan with respect to Class A shares (the "Plan"), adopted pursuant to Rule 12b-1 under the Act, Class A shares directly bear the cost of preparing, printing and distributing prospectuses and statements of additional information and implementing and operating the Plan. In addition, Class A shares reimburse (a) the Distributor for payments made for distributing Class A shares and servicing shareholder accounts ("Servicing") and (b) the Manager, Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, and their affiliate (collectively, "Dreyfus") for payments made for Servicing, at an aggregate annual rate of up to .20 of 1% of the value of the average daily net assets of Class A. Both the Distributor and Dreyfus may pay Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Fund's Board of Directors. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, Dreyfus will be permitted to act as a Service Agent in respect of such Fund shareholders and receive payments under the Service Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended November 30, 1998, Class A shares were charged $1,724,844 pursuant to the Plan.

  Under the Distribution Plan with respect to Class B shares ("Class B Distribution Plan"), adopted pursuant to Rule 12b-1 under the Act, Class B shares directly bear the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing their shares at an aggregate annual rate of up to .20% of 1% of the value of the average daily net assets of Class B. During the period ended November 30, 1998, Class B shares were charged $3,564,210 pursuant to the Class B Distribution Plan.

GENERAL MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(C) Under the Fund's Shareholder Services Plan with respect to Class A ("Class
A Shareholder Services Plan"), Class A shares reimburse Dreyfus Service Corporation, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 1998, Class A shares were charged $240,310 pursuant to the Class A Shareholder Services Plan.

  Under the Fund's Shareholder Services Plan with respect to Class B ("Class B Shareholder Services Plan" ), Class B shares pay the Distributor for the provision of certain services to the holders of Class B shares a fee at an annual rate of .25 of 1% of the value of the average daily net assets of Class
B. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to
Service    Agents.

  The Manager had undertaken from December 1, 1997 through November 30, 1998, that if the aggregate expenses of Class B shares (exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses) exceed 1% of the value of the average daily net assets of Class B, the Manager will reimburse the expenses of the Fund under the Class B Shareholder Services Plan to the extent of any excess expense and up to the full fee payable under the Class B Shareholder Services Plan. During the period ended November 30, 1998, $4,455,262 were charged pursuant to the Class B Shareholder Services Plan, of which $1,046,213 was reimbursed by the Manager.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 1998, the Fund was charged $263,144 pursuant to the transfer agency agreement.

  (D) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.


GENERAL MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

SHAREHOLDERS AND BOARD OF DIRECTORS

GENERAL MONEY MARKET FUND, INC.

  We have audited the accompanying statement of assets and liabilities of General Money Market Fund, Inc., including the statement of investments, as of November 30, 1998, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General Money Market Fund, Inc., at November 30, 1998 and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.

                                              [ERNST & YOUNG LLP SIGNATURE LOGO]






New York, New York
January 4, 1999


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                                   [reg.tm logo]

                                   (reg.tm)

GENERAL MONEY MARKET FUND, INC.

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940











Printed in U.S.A.                                         196/696AR9811

General

Money Market

Fund, Inc.

Annual Report

November 30, 1998